Leases (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessor Disclosure [Line Items]
Residual Value of Leased Asset	SFr 900	SFr 800
Lease income [Abstract]
Sales-type Lease, Unguaranteed Residual Asset	43	28
Direct Financing Lease, Unguaranteed Residual Asset	188	440
Interest income on sales-type lease receivables	19	13
Interest income on direct financing lease receivables	74	97
Lease income from operating leases	93	103
Variable lease income	0	3
Total lease income	186	216
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	862	526
Impairment recognized, Sales-type leases	6	3
Total net investment, Sales-type Lease	899	551
Lease receivables, Direct financing leases	2,299	2,573
Impairment recognized, Direct financing leases	23	15
Total net investment, Direct financing leases	2,464	2,998
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	48	54
Due between 1 and 2 years	41	47
Due between 2 and 3 years	37	42
Due between 3 and 4 years	36	39
Due between 4 and 5 years	34	38
Thereafter	63	103
Total	SFr 259	323
Lessor, lease options	Certain leases include i) termination options that allow lessees to terminate the leases within three months of the commencement date, with a notice period of 30 days; ii) termination options that allow the Group to terminate the lease but do not provide the lessee with the same option; iii) termination penalties; iv) options to prepay the payments for the remaining lease term; or v) options that permit the lessee to purchase the leased asset at market value or at the greater of market value and the net present value of the remaining payments.
Sales-type leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	SFr 359	221
Due between 1 and 2 years	213	129
Due between 2 and 3 years	142	90
Due between 3 and 4 years	84	53
Due between 4 and 5 years	43	25
Thereafter	66	37
Total	907	555
Future interest receivable	(45)	(29)
Lease receivables	862	526
Direct financing leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	755	917
Due between 1 and 2 years	620	689
Due between 2 and 3 years	514	550
Due between 3 and 4 years	402	391
Due between 4 and 5 years	125	136
Thereafter	48	110
Total	2,464	2,793
Future interest receivable	(165)	(220)
Lease receivables	2,299	2,573
Bank
Lessor Disclosure [Line Items]
Residual Value of Leased Asset	900	800
Lease income [Abstract]
Sales-type Lease, Unguaranteed Residual Asset	43	28
Direct Financing Lease, Unguaranteed Residual Asset	188	440
Interest income on sales-type lease receivables	19	13
Interest income on direct financing lease receivables	74	97
Lease income from operating leases	107	119
Variable lease income	0	3
Total lease income	200	232
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	862	526
Impairment recognized, Sales-type leases	6	3
Total net investment, Sales-type Lease	899	551
Lease receivables, Direct financing leases	2,299	2,573
Impairment recognized, Direct financing leases	23	15
Total net investment, Direct financing leases	2,464	2,998
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	63	66
Due between 1 and 2 years	57	59
Due between 2 and 3 years	53	55
Due between 3 and 4 years	52	52
Due between 4 and 5 years	50	51
Thereafter	217	241
Total	492	524
Related Party, Operating Lease	234	200
Bank | Sales-type leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	359	221
Due between 1 and 2 years	213	129
Due between 2 and 3 years	142	90
Due between 3 and 4 years	84	53
Due between 4 and 5 years	43	25
Thereafter	66	37
Total	907	555
Future interest receivable	(45)	(29)
Lease receivables	862	526
Bank | Direct financing leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	755	917
Due between 1 and 2 years	620	689
Due between 2 and 3 years	514	550
Due between 3 and 4 years	402	391
Due between 4 and 5 years	125	136
Thereafter	48	110
Total	2,464	2,793
Future interest receivable	(165)	(220)
Lease receivables	SFr 2,299	SFr 2,573